Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

16. Commitments and Contingencies

Contingencies

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership’s vessels.

The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure.

An estimated loss from a contingency should be accrued by a charge to expense and a liability recorded only if all of the following conditions are met:

•	Information available prior to the issuance of the financial statement indicates that it is probable that a liability has been incurred at the date of the financial statements.

•	The amount of the loss can be reasonably estimated.

Currently, the Partnership is not aware of any such claims or contingent liabilities which should be disclosed or for which a provision should be established in the consolidated financial statements other than the case disclosed below.

Akadimos (ex CMA CGM Amazon) settlement

On 4 September 2019, one of the Partnership’s subsidiaries reached a settlement with the U.S. Department of Justice (“DOJ”) regarding the M/V Akadimos for unknown and unreported failure of shipboard staff to maintain an accurate Oil Record Book.

Under the terms of the agreement, the subsidiary pled guilty to the unknown and unreported failure of shipboard staff to maintain an accurate Oil Record Book with respect to the M/V Akadimos. The subsidiary paid a fine of $500 and was placed on probation for 30 months. If, during the term of probation, the subsidiary fails to adhere to the terms of the plea agreement, the DOJ may withdraw from the plea agreement and would be free to prosecute the subsidiary on all charges arising out of its investigation, including any charges dismissed pursuant to the terms of the plea agreement, as well as potentially other charges. In accordance with the terms of the agreement, the subsidiary has implemented an environmental compliance plan and has strictly adhered to the terms of the agreement. The Probation period will come to an end in March 2022.

Commitments

(a)	Lease Commitments: Future minimum charter hire receipts, excluding any profit share revenue that may arise, based on non-cancellable long-term time charter contracts, as of December 31, 2020 were:

Year ending December 31,	Amount
2021	129,629
2022	113,766
2023	108,807
2024	93,330
2025	37,765
Thereafter	7,357

Total	490,654